History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 349,262,807	¥ 360,433,486
Total liabilities	254,476,132	265,874,283
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Assets arising from inter-company transactions	10,328	3,911
Amount due from Group companies	2,412,424	535,200
Total assets	14,147,082	21,721,834
Amount due to Group companies	14,625,366	19,827,134
Total liabilities	¥ 16,951,253	¥ 24,101,238